Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Operating Leases: As of September 27, 2020, the Company was leasing 9,082 square feet of office space and parking spaces in Austin, Texas. The lease expires in April 2026. The Company has the option to extend the lease agreement for successive periods of up to five years. The monthly lease payments, which include base rent charges of $19, are subject to periodic rent increases through April 2026.

As of September 27, 2020, the Company was leasing warehouse space in Webb City, Missouri for 5,000 rentable pallet spaces. The Company has the option to exceed the 5,000 pallet spaces through December 31, 2021, the amended lease expiration date. The monthly lease payments include base rent charges of $55.

As September 27, 2020, the Company was leasing warehouse space in Springfield, Missouri for 3,750 rentable pallet spaces. The Company has the option to exceed the 3,750 pallet spaces through September 30, 2023, the lease expiration date. The monthly lease payments, which include base rent charges of $85, are subject to periodic rent increases through September 2023.

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. During the 13-week periods ended September 27, 2020 and September 29, 2019, the Company recognized rent expense, including associated common area maintenance charges, of $109 and $93, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, the Company recognized rent expense, including associated common area maintenance charges, of $331 and $255, respectively.

As of September 27, 2020, future minimum lease payments under noncancelable operating leases are as follows:

2020 (remaining twenty-six weeks)	$494
2021	1,989
2022	1,362
2023	1,121
2024	329
Thereafter	454
Total	$5,749

Supplier Contracts: The Company purchases its egg inventories under long-term supply contracts with farms. Purchase commitments contained in these arrangements are variable dependent upon the quantity of eggs produced by the farms. Accordingly, there are no estimable future purchase commitments associated with these supplier contracts. In addition, substantially all the Company’s long-term supply contracts with farms contain components that meet the definition of embedded leases within the scope of Topic 840, Leases. These arrangements convey to the Company the right to control implicitly identified property, plant and equipment as it takes substantially all the utility generated by these assets over the term of the arrangements at a variable price. As total purchase commitments contained in these arrangements are variable, the amounts attributable to the lease components are contingent rentals; there are no minimum lease payments associated with these long-term supply contracts. As the classification and timing of recognition of costs attributable to the eggs and embedded cost of the lease rentals are identical, the Company does not allocate the total purchase cost of eggs between the cost of the eggs and the embedded cost of the lease rentals or distinguish between them in its accounting records. The Company records the total purchase costs of eggs, which includes costs associated with the eggs and the corresponding costs of embedded lease rentals from the same arrangement, into inventory. These costs are expensed to cost of goods sold when the associated eggs are sold to customers. During the 13-week periods ended September 27, 2020 and September 29, 2019, the Company recognized total costs associated with its long-term supply contracts with farms of $22,341 and $13,770, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, the Company recognized total costs associated with its long-term supply contracts with farms of $41,527 and $36,810, respectively.

Indemnification Agreements: In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. As of September 27, 2020, the Company has not incurred any material costs as a result of such indemnifications.

Litigation: The Company is subject to various claims and contingencies which are in the scope of ordinary and routine litigation incidental to its business, including those related to regulation, litigation, business transactions, employee-related matters and taxes, among others. When the Company becomes aware of a claim or potential claim, the likelihood of any loss or exposure is assessed. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company records a liability for the loss. The liability recorded includes probable and estimable legal costs incurred to date and future legal costs to the point in the legal matter where the Company believes a conclusion to the matter will be reached. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible.

In January 2019, Ovabrite Inc. (“Ovabrite”) settled claims made pursuant to a lawsuit in which Ovabrite was the defendant and a countersuit in which Ovabrite was the plaintiff and recorded a related gain of $1,200, which is included in other income in the unaudited condensed consolidated statements of operations.

18. Commitments and Contingencies

In August 2018, the Company entered into a lease agreement for new office space in Austin, Texas for 7,120 rentable square feet. The lease expires in April 2026. The Company has the option to extend the lease agreement for successive periods of up to five years. Monthly lease payments, inclusive of base rent charges is $17 and subject to periodic rent increases through April 2026.

In January 2019 and July 2019, the Company entered into a first amendment and a second amendment (the “2019 First Amendment” and “2019 Second Amendment,” respectively) to modify the terms of its lease agreement for the new office space in Austin, Texas. The 2019 First Amendment provided for additional parking space and the 2019 Second Amendment provided for the expansion of existing premises to 9,082 total rentable square feet. The monthly lease payments, which include base rent charges of $19, are subject to periodic rent increases through April 2026.

In January 2018, the Company entered into a lease agreement for a warehouse space in Webb City, Missouri for 3,000 rentable pallet spaces. The Company has the option to exceed the 3,000 pallet spaces through December 31, 2020, the lease expiration date. Monthly lease payments include base rent charges of $33.

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. Rent expense, including associated common area maintenance charges, totaled approximately $160, $359 and $358 for the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively.

As of December 29, 2019, future minimum lease payments under noncancelable operating leases are as follows:

2020	$1,012
2021	302
2022	311
2023	320
2024	329
Thereafter	451

Total	$2,725

Supplier Contracts: The Company purchases its egg inventories under long-term supply contracts with farms. Purchase commitments contained in these arrangements are variable dependent upon the quantity of eggs produced by the farms. Accordingly, there are no estimable future purchase commitments associated with these supplier contracts. In addition, substantially all of the Company’s long-term supply contracts with farms contain components that meet the definition of embedded leases within the scope of Topic 840, Leases. These arrangements convey to the Company the right to control implicitly identified property, plant and equipment as it takes substantially all of the utility generated by these assets over the term of the arrangements at a variable price. As total purchase commitments contained in these arrangements are variable, the amounts attributable to the lease components are contingent rentals; there are no minimum lease payments associated with these long-term supply contracts. As the classification and timing of recognition of costs attributable to the eggs and embedded cost of the lease rentals are identical, the Company does not allocate the total purchase cost of eggs between the cost of the eggs and the embedded cost of the lease rentals or distinguish between them in its accounting records. The Company records the total purchase costs of eggs, which includes costs associated with the eggs and the corresponding costs of embedded lease rentals from the same arrangement, into inventory in the consolidated balance sheets. These costs are expensed to cost of goods sold in the consolidated statements of operations when the associated eggs are sold to customers. For the years ending December 31, 2017, December 30, 2018 and December 29, 2019, the Company recognized total costs associated with its long-term supply contracts with farms of $31,194, $41,728 and $54,380, respectively, to cost of goods sold in the consolidated statements of operations.

Indemnification Agreements: In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. As of December 29, 2018, the Company has not incurred any material costs as a result of such indemnifications.

Litigation: The Company is subject to various claims and contingencies which are in the scope of ordinary and routine litigation incidental to its business, including those related to regulation, litigation, business transactions, employee-related matters and taxes, among others. When the Company becomes aware of a claim or potential claim, the likelihood of any loss or exposure is assessed. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company records a liability for the loss. The liability recorded includes probable and estimable legal costs incurred to date and future legal costs to the point in the legal matter where the Company believes a conclusion to the matter will be reached. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible.

In 2018, the Company settled a lawsuit, in which the Company was the plaintiff. The Company recorded a gain of $1,000 relating to this settlement and incurred approximately $271 in related settlement costs which are included in selling, general and administrative expenses in the consolidated statements of operations.

In January 2019, Ovabrite settled claims made pursuant to a lawsuit in which Ovabrite was the defendant and a countersuit in which Ovabrite was the plaintiff. Ovabrite recorded a gain of $1,200 relating to this settlement which is included in other income in the consolidated statements of operations.